Financial Instruments and Fair Value Measurements (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrealized gain loss on derivatives		$ 200	$ 246
Loss on derivative instruments		$ (21)	(40)
Interest rate swap one [Member]
Unrealized gain loss on derivatives			246
Interest rate swap [Member]
Interest rate of realized losses			$ 286